Document and Entity Information	May 25, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000020520
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Registrant Name	Frontier Communications Parent, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-11001
Entity Tax Identification Number	86-2359749
Entity Address, Address Line One	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	(203)
Local Phone Number	614-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FYBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false